31-Oct-2012
Principal Note
Payment Factor
2,981,216.92 0.000000
41,806,737.50 0.915542
0.00 1.000000
0.00 1.000000
44,787,954.42
Interest & Principal
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Amounts in USD
Dates
Collection Period No. 8
Collection Period (from... to) 1-Oct-2012 31-Oct-2012
Determination Date 13-Nov-2012
Record Date 14-Nov-2012
Payment Date 15-Nov-2012
Interest Period of the Class A-1 Notes (from... to) 15-Oct-2012 15-Nov-2012 Actual/360 Days 31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Oct-2012 15-Nov-2012 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 345,000,000.00 2,981,216.92 0.00 8.641208
Class A-2 Notes 495,000,000.00 495,000,000.00 453,193,262.50 84.458056
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Total Note Balance
1,430,264,000.00
1,088,245,216.92
1,043,457,262.50
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Total Securitization Value
1,697,643,474.41
1,393,821,042.31
1,349,033,087.89
present value of lease payments 697,529,576.24 444,670,931.55 414,303,403.27 present value of Base Residual Value 1,000,113,898.17 949,150,110.76 934,729,684.62
Amount Percentage
Initial Overcollateralization Amount 267,379,474.41 15.75%
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount 305,575,825.39 18.00%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount Payment per $1000 Face Amount
Class A-1 Notes 0.343780% 882.54 0.002558 2,982,099.46 8.643767
Class A-2 Notes 0.660000% 272,250.00 0.550000 42,078,987.50 85.008056
Class A-3 Notes 0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Total
722,026.27
$45,509,980.69
Available Funds
Distributions
Lease Payments Received 31,293,411.34 (1) Total Servicing Fee 1,161,517.54
Nonrecoverable Advances to the Servicer 0.00
Net Sales Proceeds-scheduled terminations 5,335,742.79 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Excess wear and tear included in Net Sales Proceeds 7,722.01 (3) Interest Distributable Amount Class A Notes 722,026.27
Excess mileage included in Net Sales Proceeds 72,088.71 (4) Priority Principal Distribution Amount 0.00
Subtotal
56,113,801.95 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 44,787,954.42
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 3,334.02 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Total Available Collections
56,117,135.97 (9) Excess Collections to Certificateholders 9,445,637.74
Reserve Account Draw Amount 0.00
Total Distribution
56,117,135.97
Total Available Funds
56,117,135.97
Distribution Detail
Amount Due Amount Paid Shortfall
Total Servicing Fee 1,161,517.54 1,161,517.54 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 722,026.27 722,026.27 0.00
thereof on Class A-1 Notes 882.54 882.54 0.00
thereof on Class A-2 Notes 272,250.00 272,250.00 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 722,026.27 722,026.27 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 44,787,954.42 44,787,954.42 0.00
Principal Distribution Amount 44,787,954.42 44,787,954.42 0.00
Net Sales Proceeds-early terminations (including Defaulted Leases) 19,484,647.82
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 515.32
minus Net Investment Earnings 515.32
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 515.32
Net Investment Earnings on the Exchange Note
Collection Account
2,818.70
Investment Earnings for the Collection Period 3,334.02
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period 1,393,821,042.31 41,001
Principal portion of lease payments 22,645,789.98
Terminations- Early 16,034,837.92
Terminations- Scheduled 4,313,707.88
Repurchase Payment (excluding interest) 0.00
Gross Losses 1,793,618.64
Securitization Value end of Collection Period 1,349,033,087.89 40,180
Pool Factor 79.47%
As of Cutoff Date Current
Weighted Average Securitization Rate 6.66% 6.64%
Weighted Average Remaining Term (months) 25.04 17.17
Weighted Average Seasoning (months) 12.37 20.09
Aggregate Base Residual Value 1,139,551,610.25 1,020,037,525.42
Cumulative Turn-in Ratio 66.03%
Proportion of base prepayment assumption realized life to date 122.94%
Actual lifetime prepayment speed 0.65%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,345,219,579.67 40,079 99.72%
31-60 Days Delinquent 2,904,901.36 80 0.22%
61-90 Days Delinquent 773,594.52 18 0.06%
91-120 Days Delinquent 135,012.34 3 0.01%
Total 1,349,033,087.89 40,180 100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 818,412.71
Less Liquidation Proceeds 416,315.45
Less Recoveries 154,441.17
Current Net Credit Loss / (Gain) 247,656.09
Cumulative Net Credit Loss / (Gain) 182,650.11
(3,639,527.77)
Cumulative Residual Loss / (Gain) (25,970,634.13)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.011%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP 21,323,751.73
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(1.530%)
Less sales proceeds and other payments received during
Collection Period
24,963,279.50
Current Residual Loss / (Gain)